Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – INVENTORIES

Inventories consist of the following as of:

	September 30, 2018 (Unaudited)	December 31, 2017
Finished goods	$267,543	$240,917
Raw materials	58,631	98,937
Packing supplies and materials	-	571
Total inventories	$326,174	$340,425

NOTE 3 – INVENTORIES

Inventories consist of the following as of December 31:

	2017	2016
Finished goods	$240,917	$10,827
Raw materials	98,937	-
Packing supplies and materials	571	-
Total inventories	$340,425	$10,827